Balance Sheet Components - Additional Information (Details) - USD ($)	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Balance Sheet Components [Line Items]
Depreciation expense	$ 2,700,000	$ 3,000,000	$ 2,600,000
Goodwill impairment	0	0	0
Impairment of deferred contract acquisition costs recognized	$ 0	$ 0	$ 0
Minimum
Balance Sheet Components [Line Items]
Subscription contracts sold, period	1 year
Maximum
Balance Sheet Components [Line Items]
Subscription contracts sold, period	3 years